UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6475
                 ----------------------------------------------

                       STRATEGIC GLOBAL INCOME FUND, INC.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Amy R. Doberman, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: November 31, 2003

Date of reporting period: May 31, 2003

Item 1. Reports to Stockholders.

[LOGO] UBS Global Asset
           Management


       Strategic Global Income Fund, Inc.

       Semiannual Report

       May 31, 2003

Strategic Global Income Fund, Inc.

July 15, 2003

Dear Shareholder,

We present you with the semiannual report for Strategic Global Income Fund, Inc. for the six months ended May 31, 2003.

An Interview with Portfolio Manager Stuart Waugh

Q.    Can you summarize how the Fund performed during the review period?

A. For the six months ended May 31, 2003, the Fund returned 15.77% on a net asset value basis. In comparison, developed bond markets, as measured by the Citigroup World Government Bond Index (or WGBI, formerly known as the Salomon Smith Barney World Government Bond Index), returned 14.34% on an unhedged basis, and 5.19% on a currency-hedged basis measured in US dollars. The difference between the hedged and unhedged returns primarily reflects the US dollar's weakness against most other currencies comprising the WGBI Index. Emerging market debt, as measured by the J.P. Morgan Emerging Market Bond Index-Global (EMBI-G), returned 20.95% during the same period. The EMBI-G consists of dollar denominated securities. (For more on the Fund's performance, including market price returns, please refer to "Performance At A Glance" on page 5.)

Q.    Can you describe the global economic environment during the period?

A. Growth remained slower than policy makers hoped for worldwide. With the continuation of disinflationary trends in the US and Europe, and deflationary trends in Japan, government bond yields in developed markets fell to historic or near-historic lows during the semiannual reporting period.

Q.    What holdings performed well over the period?

A. With interest rates low, and officials either actively lowering them further (as was the case with the European Central Bank), or discussing the prospect of

Strategic Global Income
Fund, Inc.

Investment Goals:

Primarily, high current income;
secondarily, capital appreciation.

Portfolio Manager:

Stuart Waugh
UBS Global Asset Management
(US) Inc.

Commencement:

February 3, 1992

NYSE Symbol:

SGL

Dividend Payments:

Monthly


--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

      doing so (the US Federal Reserve Board), most bond valuations rose almost everywhere during the period. Not surprisingly, the strongest performers in the Fund were those bonds with the longest duration. In the bullish bond market environment, emerging market spreads tightened generally, and the Fund's long duration holdings in Malaysia, Mexico, Qatar, Russia, and Trinidad and Tobago appreciated strongly.

Q.    Were there any particular strategies that didn't work well for the Fund?

A. As was the case for the fiscal year ended November 30, 2002, the Fund's overall duration strategy detracted from results. Because of the low prevailing market yields, we took a cautious approach to the Fund's duration exposure, managing it between 4.2 to 5.2 years. In contrast, the interest rate durations of the WGBI and the EMBI Indexes varied around 5.7 years, plus or minus 0.4 years.

Q. What was your currency strategy during the period? What impact did it have on the Fund?

A. Until the start of the war with Iraq, we maintained slightly less than one third of the Fund's net assets in the euro and related currencies, such as the Danish Krone and Hungarian Forint. As a US military victory looked more assured, we reduced this exposure to roughly a quarter of the Fund's net assets, thinking an end to the conflict would strengthen the dollar. However, this didn't prove to be the case, and we bought back euros at higher prices after reassessing the strategy. As of period end, the Fund had approximately 32% of its net assets denominated in euros and related currencies. In contrast, the WGBI had an approximate exposure of 41%.

      We increased the Fund's exposure to the Australian and Canadian dollar during the first quarter of 2003. The Fund's exposure to these currencies is over 10% combined, greater than those in the WGBI; this has been beneficial thus far as these currencies have appreciated against the dollar. We think these currencies have broken out of multi-year, long-term bear trends. Many fundamental influences support these currencies against the US dollar, including interest rates and appreciating commodity prices.

      Over the period, the Fund also invested in the Japanese yen and the Mexican peso, and maintained its position in UK Sterling-denominated British short-dated Gilts. These positions each constituted less than 5% of net assets and produced mixed results. For a comprehensive picture of the Fund's currency exposure at period-end, please see "Portfolio Statistics" on page 6.


--------------------------------------------------------------------------------
2

Strategic Global Income Fund, Inc.

Q. Can you highlight some of the most important strategic transactions that occurred over the period?

A. Activity was high during the six-month period. Among other things, we reduced holdings where we thought yields had fallen enough or didn't compensate for increasing risk. We sold the Fund's long-dated TIPs and FNMA bonds, bought New Zealand government bonds, and extended duration in Europe. We added exposure to lower-rated emerging market debt--specifically in bonds issued by Brazil, Colombia and Peru. In Brazil, President Lula's economic team has designed credible policy goals. Clearly, there are implementation risks; however, social security and tax reform would strengthen Brazil's credit-worthiness. We added Mexican peso-denominated Bonos (government bonds) to the Fund on several occasions over the period. We think Banco de Mexico monetary policy will likely support a stable peso and, consequently, we regard Bonos yields as attractive.

      Ultimately, in the extremely bullish bond market environment that prevailed over the period, just about everything we bought traded up, as did almost everything we sold.

Q. What is your outlook for the global economy and the fixed income markets in the coming months?

A. Overall, we expect a resurgence of economic activity, although at a lower level than in prior recoveries. Additionally, we expect that the world's major central banks are likely to accept some higher inflation to encourage growth. In a reflationary environment, bonds are unlikely to replicate recent gains if investors reallocate their portfolios to equities and reformulate their expectations regarding inflation.

      By conventional standards, financial conditions in the US are accommodative and should support economic growth. Short-term interest rates are low, as are mortgages and corporate borrowing rates. Additionally, the US dollar has weakened, affording an easier operating environment for manufacturers, and the federal government continues to spend despite the rising deficit. On the other hand, some interest rate-sensitive sectors, such as housing and autos, have been generally strong throughout the business downturn, and are therefore unlikely to add incrementally to growth compared to previous recoveries. In addition, some state and local governments may have begun to run into financing constraints. Financial conditions in Europe and Japan have not eased as much as in the US in the last six months, and growth prospects are less clear. Latin America and Asia should generally follow the US economy.


--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

Q.    How do you envision positioning the Fund given your outlook?

A. Our key strategies are to maintain a moderate duration for the portfolio because of low prevailing yields, and to target stable or improving credits in the emerging market sector. We anticipate concentrating the Fund's higher-quality credit exposure in European and Canadian government bonds as opposed to US Treasuries, but we expect to concentrate credit exposure in US dollar-denominated bonds.

      With the accommodative financial conditions prevailing in the US, we presently anticipate maintaining a diversified exposure to foreign currencies.

      The greatest risks, of course, are likely the ones we cannot or do not foresee. For this reason, we always try to emphasize diversification to the extent consistent with the Fund's income objective.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,


/s/ Joseph A. Varnas                          /s/ Stuart Waugh

Joseph A. Varnas                              Stuart Waugh
President                                     Portfolio Manager
Strategic Global Income Fund, Inc.            Strategic Global Income Fund, Inc.
Head of Product, Technology and Operations    Executive Director
UBS Global Asset Management (US) Inc.         UBS Global Asset Management
                                               (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended May 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------
4

Strategic Global Income Fund, Inc.

Performance At A Glance

Average Annual Returns for Periods Ended 5/31/03 (unaudited)

                                                                                      Since
                                        6 months     1 year    5 years   10 years   inception*
==============================================================================================
Net Asset Value Returns**
----------------------------------------------------------------------------------------------
Strategic Global Income Fund, Inc.        15.77%      23.71%     9.37%      8.70%      8.78%
----------------------------------------------------------------------------------------------
Lipper Global Income Funds Median***      17.35       23.71      9.17       7.15       7.22
==============================================================================================
Market Price Returns**
----------------------------------------------------------------------------------------------
Strategic Global Income Fund, Inc.        18.60%      34.45%    15.05%     11.49%     10.59%
----------------------------------------------------------------------------------------------
Lipper Global Income Funds Median***      18.58       22.86     12.33       8.73       8.09
==============================================================================================

  * Since inception returns for the Fund are calculated from the date of the Fund's inception on February 3, 1992. Since inception returns for the Lipper Median are calculated from the closest month end to the Fund's inception: January 31, 1992.
 ** Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when sold, may be worth more or less than their original cost. NAV return assumes, for illustration only, that distributions were reinvested at the net asset value on the distribution dates. NAV and market price returns for periods of one year or less have not been annualized. Returns do not include brokerage commissions or taxes paid on dividends and realized capital gains.
*** Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.


--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

Portfolio Statistics (unaudited)

Characteristics*                        5/31/03         11/30/02          5/31/02
=================================================================================
Net Asset Value                          $13.39           $12.15           $11.95
---------------------------------------------------------------------------------
Market Price                             $14.55           $12.84           $11.89
---------------------------------------------------------------------------------
12-Month Dividend/
 Distribution                           $1.2408          $1.1983          $1.1920
---------------------------------------------------------------------------------
Monthly Dividend/Distribution
 at Period-End                          $0.1081          $0.1017          $0.0989
---------------------------------------------------------------------------------
Net Assets (mm)                          $244.5           $221.9           $218.1
---------------------------------------------------------------------------------
Weighted Average Maturity              8.0 yrs.         7.7 yrs.         7.7 yrs.
---------------------------------------------------------------------------------
Weighted Average Duration              5.1 yrs.         4.5 yrs.         4.4 yrs.
---------------------------------------------------------------------------------

Currency Exposure**                         5/31/03      11/30/02       5/31/02
================================================================================
U.S. Dollar Denominated                        50.4%         57.7%         52.8%
--------------------------------------------------------------------------------
Foreign Denominated                            49.6          42.3          47.2
--------------------------------------------------------------------------------
Total                                         100.0%        100.0%        100.0%
================================================================================

Credit Quality**                            5/31/03      11/30/02       5/31/02
================================================================================
A1/P1                                           4.3%          6.8%         17.2%
--------------------------------------------------------------------------------
AAA                                            52.3          49.6          41.4
--------------------------------------------------------------------------------
AA                                              9.4           8.7           8.1
--------------------------------------------------------------------------------
A                                               3.7           4.3           5.0
--------------------------------------------------------------------------------
BBB                                            12.8          15.1          15.3
--------------------------------------------------------------------------------
BB                                             11.9          10.3           2.8
--------------------------------------------------------------------------------
B                                               3.3           2.1           8.3
--------------------------------------------------------------------------------
CCC                                             0.9            --            --
--------------------------------------------------------------------------------
Non-Rated                                        --           0.7           0.8
--------------------------------------------------------------------------------
Other Assets in Excess of
 Liabilities                                    1.4           2.4           1.1
--------------------------------------------------------------------------------
Total                                         100.0%        100.0%        100.0%
================================================================================

Top 10 Countries**   5/31/03                      11/30/02                        5/31/02
===========================================================================================
France                  10.8%  United States***       11.5%   United States***       20.0%
-------------------------------------------------------------------------------------------
Germany                  8.5   France                  9.3    Germany                 7.5
-------------------------------------------------------------------------------------------
Mexico                   6.7   Mexico                  8.1    France                  5.6
-------------------------------------------------------------------------------------------
United States***         6.6   Germany                 8.0    Russia                  5.2
-------------------------------------------------------------------------------------------
Netherlands              6.2   Netherlands             5.6    Netherlands             5.2
-------------------------------------------------------------------------------------------
Russia                   6.0   Russia                  5.5    Mexico                  5.1
-------------------------------------------------------------------------------------------
Canada                   5.9   Denmark                 5.0    Canada                  4.9
-------------------------------------------------------------------------------------------
Australia                4.9   United Kingdom          4.7    United Kingdom          4.9
-------------------------------------------------------------------------------------------
Denmark                  4.9   Canada                  4.5    Australia               4.8
-------------------------------------------------------------------------------------------
Italy                    4.5   Italy                   4.1    Denmark                 4.7
-------------------------------------------------------------------------------------------
Total                   65.0%                         66.3%                          67.9%
===========================================================================================

  *   Prices and other characteristics will vary over time.
 ** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.
***   Excludes cash, cash equivalents and other assets in excess of liabilities.


--------------------------------------------------------------------------------
6

Strategic Global Income Fund, Inc.

Portfolio of Investments -- May 31, 2003 (unaudited)

Principal
 Amount                                          Maturity        Interest
 (000)*                                            Dates           Rates        Value
=========================================================================================
Long-Term Debt Securities-91.86%
=========================================================================================
Australia-4.89%
       18,000  New South Wales Treasury Corp.    04/01/04           7.000%    $11,956,060
=========================================================================================
Brazil-3.34%
                                                 05/15/27 to       10.125 to
  US$   4,500  Federal Republic of Brazil        08/17/40          11.000       4,095,450
-----------------------------------------------------------------------------------------
  US$   3,386  Federal Republic of Brazil, C     04/15/14           8.000       3,018,109
-----------------------------------------------------------------------------------------
  US$   1,271  Federal Republic of Brazil, NMB   04/15/09           2.188+      1,048,235
-----------------------------------------------------------------------------------------
                                                                                8,161,794
=========================================================================================
Canada-5.94%
                                                 06/01/04 to        3.500 to
       19,025  Government of Canada              06/01/29           5.750      14,524,126
=========================================================================================
Colombia-1.03%
  US$   2,250  Republic of Colombia              01/23/12          10.000       2,508,750
=========================================================================================
Denmark-4.87%
                                                 08/15/05 to        5.000 to
       68,500  Kingdom of Denmark                11/15/11           6.000      11,911,981
=========================================================================================
Finland-1.23%
        2,350  Government of Finland             07/04/07           5.000       3,005,055
=========================================================================================
France-10.84%
                                                 07/12/05 to        4.500 to
       20,300  Republic of France                10/25/32           5.750      26,494,618
=========================================================================================
Germany-8.48%
  US$   4,700  Deutsche Ausgleich Bank           06/23/05           7.000       5,210,970
-----------------------------------------------------------------------------------------
                                                 02/17/04 to        3.250 to
       12,550  Federal Republic of Germany       07/04/11           5.000      15,533,518
-----------------------------------------------------------------------------------------
                                                                               20,744,488
=========================================================================================
Hungary-1.77%
                                                 10/12/04 to        7.000 to
      898,400  Republic of Hungary               08/12/05           8.500       4,334,876
=========================================================================================
Ireland-1.22%
        2,400  Government of Ireland             10/18/07           4.250       2,988,408
=========================================================================================
Italy-4.49%
                                                 04/01/04 to        6.500 to
        8,252  Republic of Italy                 11/01/27           8.500      10,985,532
=========================================================================================
Malaysia-2.13%
  US$   4,516  Petroliam Nasional Berhad (1)     10/15/26           7.625       5,217,080
=========================================================================================
Mexico-6.68%
                                                 11/15/03 to        6.125 to
  US$   3,581  PEMEX Finance Ltd.                08/15/17          10.610       4,161,199
-----------------------------------------------------------------------------------------
                                                 03/08/07 to        9.500 to
       45,311  United Mexican States             07/14/11          10.500       4,825,377
-----------------------------------------------------------------------------------------
                                                 12/30/19 to        8.125 to
  US$   5,660  United Mexican States             08/15/31          11.500       7,355,690
-----------------------------------------------------------------------------------------
                                                                               16,342,266
=========================================================================================


--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

Portfolio of Investments -- May 31, 2003 (unaudited)

Principal
  Amount                                         Maturity        Interest
  (000)*                                          Dates           Rates          Value
==========================================================================================
Netherlands-6.17%
                                                 01/15/04 to       5.500 to
       11,817  Government of Netherlands         01/15/28          5.750%     $15,073,109
==========================================================================================
New Zealand-1.28%
        5,000  Government of New Zealand         04/15/13           6.500       3,126,804
==========================================================================================
Panama-2.52%
                                                 04/22/08 to        8.250 to
  US$   4,450  Republic of Panama                01/16/23           9.375       4,972,250
------------------------------------------------------------------------------------------
  US$   1,432  Republic of Panama, PDI           07/17/16          2.250+       1,181,225
------------------------------------------------------------------------------------------
                                                                                6,153,475
==========================================================================================
Peru-1.77%
  US$   2,700  Republic of Peru                  02/06/15           9.875       3,091,500
------------------------------------------------------------------------------------------
  US$   1,520  Republic of Peru, FLIRB           03/07/17           4.500++     1,246,400
------------------------------------------------------------------------------------------
                                                                                4,337,900
==========================================================================================
Philippines-0.64%
  US$   1,415  Republic of Philippines           01/15/19           9.875       1,554,378
==========================================================================================
Qatar-1.39%
  US$   2,373  State of Qatar (1)                06/15/30           9.750       3,399,323
==========================================================================================
Russia-5.97%
  US$   3,030  Russian Federation (1)            07/24/05           8.750       3,393,600
------------------------------------------------------------------------------------------
  US$  11,456  Russian Federation (1)            03/31/30          5.000++     11,213,012
------------------------------------------------------------------------------------------
                                                                               14,606,612
==========================================================================================
Spain-3.46%
                                                 07/30/05 to        4.950 to
        6,655  Government of Spain               01/31/08           6.000       8,471,410
==========================================================================================
Trinidad and Tobago-2.31%
                                                 10/01/09 to        9.750 to
  US$   4,300  Republic of Trinidad & Tobago (1) 07/01/20           9.875       5,637,400
==========================================================================================
United Kingdom-4.41%
                                                 06/10/03 to        6.500 to
        6,515  United Kingdom Gilt               12/07/03           8.000      10,790,366
==========================================================================================
United States-4.12%
        2,735  FMR Corp. (1)                     06/15/29           7.570       3,605,958
------------------------------------------------------------------------------------------
        5,472  U.S. Treasury Inflation Index
                Notes                            01/15/10           4.250       6,453,599
------------------------------------------------------------------------------------------
                                                                               10,059,557
==========================================================================================
Venezuela-0.91%
  US$   2,738  Republic of Venezuela, DCB        12/18/07          2.313+       2,212,723
==========================================================================================
Total Long-Term Debt Securities
 (cost--$188,474,751)                                                         224,598,091
==========================================================================================


--------------------------------------------------------------------------------
8

Strategic Global Income Fund, Inc.

Portfolio of Investments -- May 31, 2003 (unaudited)

Number of
 Rights
  (000)                                                                                          Value
=======================================================================================================
Rights-0.02%
=======================================================================================================
Mexico-0.02%
       13,132  United Mexican States Value Recovery Rights, Series A-E,
                 Expiration Dates 06/30/03 to 06/30/07 (2)                                      $44,657
=======================================================================================================
Venezuela-0.00%
           15  Venezuela Oil Indexed Payment Obligations,
                 Expiration Date 04/15/20 (2)                                                         0
=======================================================================================================
Total Rights (cost--$0)                                                                          44,657
=======================================================================================================

Principal
  Amount                                         Maturity        Interest
  (000)                                           Dates            Rates
=========================================================================================
Short-Term Debt Securities-8.50%
=========================================================================================
United States-8.50%
       $2,869  Federal Home Loan Bank            06/02/03 to        0.850 to
                 Discount Notes                  06/04/03           1.153%@     2,868,761
-----------------------------------------------------------------------------------------
       11,830  Federal Home Loan Mortgage Corp.  06/10/03 to        1.180 to
                 Discount Notes                  06/16/03           1.181@     11,819,781
-----------------------------------------------------------------------------------------
        6,000  General Motors Acceptance Corp.   11/10/03           5.750       6,095,694
=========================================================================================
Total Short-Term Debt Securities (cost--$20,686,493)                           20,784,236
=========================================================================================

Number of
 Shares
 (000)
==========================================================================================
Money Market Fund-0.51%
==========================================================================================
        1,236  JP Morgan U.S. Government Money
                 Market Fund (cost--$1,236,222)                     0.715#      1,236,222
------------------------------------------------------------------------------------------
Total Investments (cost $210,397,466)--100.89%                                246,663,206
------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(0.89%)                                 (2,163,929)
==========================================================================================
Net Assets--100%                                                             $244,499,277
==========================================================================================

Note: The Portfolio of Investments is listed by the issuer's country of origin.
*     In local currency unless otherwise indicated.
+     Reflects rate at May 31, 2003 on variable coupon rate instruments.
++    Reflects rate at May 31, 2003 on step coupon rate instruments.
#     Interest rate shown reflects yield at May 31, 2003.
@     Yield to maturity for discounted securities.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Rights do not currently accrue income. Quarterly income, if any, will vary based on several factors including oil exports, prices and inflation.
C     Front-Load Interest Reduction with Capitalized Interest Bond.
DCB   Debt Conversion Bond.
FLIRB Front-Loaded Interest Reduction Bond.
NMB   New Money Bond.
PDI   Past Due Interest Bond.
US$   United States Dollars.


--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

Portfolio of Investments -- May 31, 2003 (unaudited)

Forward Foreign Currency Contracts

                                                                              Unrealized
                         Contracts to                         Maturity       Appreciation
                            Deliver       In Exchange for       Dates       (Depreciation)
==========================================================================================
                                                               06/09/03 to
Canadian Dollar           10,800,000          USD 7,904,712    08/01/03          $43,370
-----------------------------------------------------------------------------------------
                                                                06/05/03 to
Euro Dollar               22,027,944         USD 24,150,031    08/25/03       (1,739,075)
-----------------------------------------------------------------------------------------
                                                               07/14/03 to
Japanese Yen           1,043,736,000          USD 8,797,419    07/22/03           48,209
-----------------------------------------------------------------------------------------
New Zealand Dollar         4,837,500          USD 2,650,950    07/28/03         (121,482)
-----------------------------------------------------------------------------------------
                                                               06/09/03 to
United States Dollar       7,401,230         CAD 10,800,000    08/01/03          460,111
-----------------------------------------------------------------------------------------
United States Dollar       6,000,000          EUR 5,189,451    07/17/03           98,307
-----------------------------------------------------------------------------------------
                                                               07/14/03 to
United States Dollar       9,000,000      JPY 1,043,736,000    07/22/03         (250,791)
-----------------------------------------------------------------------------------------
                                                                             $(1,461,351)
=========================================================================================

Currency Type Abbreviations:
CAD - Canadian Dollar
EUR - European Monetary Unit
JPY - Japanese Yen
USD - United States Dollar

Investments By Type of Issuer

                                                          Percentage of Net Assets
                                                         ==========================
                                                                           Other
                                                          Long-Term     Investments
===================================================================================
Government and other public issuers                         84.42%           --
-----------------------------------------------------------------------------------
U.S. Agency Obligations                                        --          6.01%
-----------------------------------------------------------------------------------
Financial Services                                           5.31          2.49
-----------------------------------------------------------------------------------
Oil                                                          2.13            --
-----------------------------------------------------------------------------------
Rights                                                         --          0.02
-----------------------------------------------------------------------------------
Money Market Fund                                              --          0.51
-----------------------------------------------------------------------------------
                                                            91.86%         9.03%
===================================================================================


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
10

Strategic Global Income Fund, Inc.

Statement of Assets and Liabilities -- May 31, 2003 (unaudited)

Assets:
Investments in securities, at value (cost--$210,397,466)                                 $246,663,206
-----------------------------------------------------------------------------------------------------
Cash (including foreign currency with a cost and market value of $1,808,480 and
 $1,863,274, respectively)                                                                    627,746
-----------------------------------------------------------------------------------------------------
Interest receivable                                                                         4,869,329
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on forward foreign currency contracts                                 649,997
-----------------------------------------------------------------------------------------------------
Other assets                                                                                   22,416
=====================================================================================================
Total assets                                                                              252,832,694
=====================================================================================================
Liabilities:
Payable for investments purchased                                                           5,721,261
-----------------------------------------------------------------------------------------------------
Unrealized depreciation on forward foreign currency contracts                               2,111,348
-----------------------------------------------------------------------------------------------------
Payable to investment advisor and administrator                                               206,518
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                        294,290
=====================================================================================================
Total liabilities                                                                           8,333,417
=====================================================================================================
Net Assets:
Capital Stock--$0.001 par value; 100,000,000 shares authorized;
 18,258,828 shares issued and outstanding                                                 212,555,514
-----------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                                           (7,490,293)
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain from investment transactions                                  4,334,477
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, forward foreign currency contracts and
 other assets and liabilities denominated in foreign currencies                            35,099,579
=====================================================================================================
Net assets                                                                               $244,499,277
=====================================================================================================
Net asset value per share                                                                      $13.39
=====================================================================================================


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

Statement of Operations

                                                                                        For the
                                                                                       Six Months
                                                                                         Ended
                                                                                      May 31, 2003
                                                                                      (unaudited)
==================================================================================================
Investment income:
Interest                                                                               $6,262,791
=================================================================================================
Expenses:
Investment advisory and administration fees                                             1,155,641
-------------------------------------------------------------------------------------------------
Custody and accounting fees                                                                92,452
-------------------------------------------------------------------------------------------------
Reports and notices to shareholders                                                        38,766
-------------------------------------------------------------------------------------------------
Professional fees                                                                          30,030
-------------------------------------------------------------------------------------------------
Transfer agency fees                                                                       13,718
-------------------------------------------------------------------------------------------------
Directors' fees                                                                             7,150
-------------------------------------------------------------------------------------------------
Other expenses                                                                             39,163
=================================================================================================
                                                                                        1,376,920
=================================================================================================
Net investment income                                                                   4,885,871
=================================================================================================
Realized and unrealized gains (losses) from investment activities:
Net realized gains from:
 Investment transactions                                                                3,472,391
-------------------------------------------------------------------------------------------------
 Foreign currency transactions                                                            862,086
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
 Investments                                                                           25,936,923
-------------------------------------------------------------------------------------------------
 Forward foreign currency contracts and other assets and liabilities denominated
  in foreign currencies                                                                (1,030,217)
-------------------------------------------------------------------------------------------------
Net realized and unrealized gains from investment activities                           29,241,183
=================================================================================================
Net increase in net assets resulting from operations                                  $34,127,054
=================================================================================================


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
12

Strategic Global Income Fund, Inc.

Statement of Changes in Net Asset

                                                                For the
                                                               Six Months
                                                                 Ended             For the
                                                              May 31, 2003        Year Ended
                                                               (unaudited)     November 30, 2002
================================================================================================
From operations:
Net investment income                                            $4,885,871           $9,578,925
------------------------------------------------------------------------------------------------
Net realized gains from investment transactions                   3,472,391            5,091,061
------------------------------------------------------------------------------------------------
Net realized gains from foreign currency transactions               862,086              247,701
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
 Investments                                                     25,936,923           10,200,878
------------------------------------------------------------------------------------------------
 Forward foreign currency contracts and other assets and
  liabilities denominated in foreign currencies                  (1,030,217)            (272,772)
================================================================================================
Net increase in net assets resulting from operations             34,127,054           24,845,793
================================================================================================
Dividends and distributions to shareholders from:
Net investment income                                           (11,556,012)*        (10,466,754)
------------------------------------------------------------------------------------------------
Net realized gains                                                       --           (4,066,103)
------------------------------------------------------------------------------------------------
Paid-in-capital                                                          --           (7,346,696)
================================================================================================
Total dividends and distributions to shareholders               (11,556,012)         (21,879,553)
================================================================================================
Net increase in net assets                                       22,571,042            2,966,240
================================================================================================
Net assets:
Beginning of period                                             221,928,235          218,961,995
================================================================================================
End of period                                                  $244,499,277         $221,928,235
================================================================================================

* The actual source of the Fund's fiscal year 2003 dividends/distributions may be net investment income, net realized capital gains, return of capital or a combination of the foregoing and may be subject to retroactive recharacterization at the end of the Fund's fiscal year based on tax regulations. Shareholders will be informed of the tax characteristics of dividends/distributions after the close of the 2003 fiscal year.


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

Notes to Financial Statements (unaudited)

Organization and Significant Accounting Policies

Strategic Global Income Fund, Inc. (the "Fund") was incorporated in Maryland on November 15, 1991 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company. The Fund's primary objective is to achieve a high level of current income. As a secondary objective, the Fund seeks capital appreciation, to the extent consistent with its primary objective.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments--The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of directors (the "Board"). All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation.


--------------------------------------------------------------------------------
14

Strategic Global Income Fund, Inc.

Notes to Financial Statements (unaudited)

Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

Repurchase Agreements--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party "custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterpart's insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Foreign Currency Translation--The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (1) market value of investment securities and other assets and liabilities--at the exchange rates prevailing at the end of the Fund's fiscal period; and (2) purchases and sales of investment securities and income


--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

Notes to Financial Statements (unaudited)

and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market value of the Fund's portfolio are presented at the foreign exchange rates at the end of the Fund's fiscal period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated securities pursuant to U.S. federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with U.S. federal income tax regulations.

Forward Foreign Currency Contracts--The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund may also use forward contracts to enhance income.

The Fund has no specific limitation on the percentage of assets which may be committed to such forward contracts. The Fund may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such forward contracts or (2) the Fund identifies cash or liquid securities in an amount not less than the value of its total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have matured.

Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital is determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclas-


--------------------------------------------------------------------------------
16

Strategic Global Income Fund, Inc.

Notes to Financial Statements (unaudited)

sified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund invests. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

Investment Advisor and Administrator

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 1.00% of the Fund's average weekly net assets.

Security Lending

The Fund may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Securities LLC, an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. During the six months ended May 31, 2003, the Fund did not lend securities.


--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

Notes to Financial Statements (unaudited)

Capital Stock

There are 100,000,000 shares of $0.001 par value common stock authorized and 18,258,828 shares outstanding at May 31, 2003. For the six months ended May 31, 2003 and for the year ended November 30, 2002, the Fund did not repurchase any shares of common stock.

For the period September 17, 1998 (commencement of repurchase program) through November 30, 2001, the Fund repurchased 3,148,300 shares of common stock at an average market price per share of $10.74 and a weighted average discount from net asset value of 12.54%. At November 30, 2002, paid-in-capital has been reduced by the cost of $34,013,476 of capital stock repurchased.

Federal Tax Status

For federal income tax purposes, the components of net unrealized appreciation of investments at May 31, 2003 were as follows:

Gross appreciation (investments having an excess of value over cost)      $37,008,807
-------------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)         (743,067)
=====================================================================================
Net unrealized appreciation of investments                                $36,265,740
=====================================================================================

For the six months ended May 31, 2003, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $58,309,133 and $61,769,444, respectively.

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of dividends/distributions paid during the fiscal year ended November 30, 2002 was as follows:

Dividends/Distributions paid from:
================================================================================
Ordinary income                                                      $10,466,754
--------------------------------------------------------------------------------
Realized capital gains                                                 4,066,103
--------------------------------------------------------------------------------
Return of Capital                                                      7,346,696
--------------------------------------------------------------------------------
Total                                                                $21,879,553
================================================================================

The tax character of dividends/distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated for the Fund after the Fund's fiscal year end, at November 30, 2003.


--------------------------------------------------------------------------------
18

Strategic Global Income Fund, Inc.

Financial Highlights

Selected data for a share of common stock outstanding thoughout each period is presented below:

                                             For the
                                            Six Months
                                              Ended                   For the Years Ended November 30,
                                           May 31, 2003 ==========================================================
                                           (unaudited)    2002+        2001        2000        1999         1998
==================================================================================================================
Net asset value, beginning of period          $12.15       $11.99      $11.92      $12.56      $13.55      $14.03
------------------------------------------------------------------------------------------------------------------
Net investment income                           0.27         0.52        0.72       0.85@       0.81@        0.94
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses)
 from investment and foreign currency
 transactions                                   1.60         0.83        0.55       (0.41)@     (0.89)@     (0.02)
==================================================================================================================
Net increase (decrease) from investment
 operations                                     1.87         1.35        1.27        0.44       (0.08)       0.92
==================================================================================================================
Dividends from net investment income           (0.63)(2)    (0.57)      (0.55)      (0.29)      (0.48)      (0.87)
------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains from
 investment and foreign currency
 transactions                                     --        (0.22)         --          --          --       (0.49)
------------------------------------------------------------------------------------------------------------------
Distributions from paid-in-capital                --        (0.40)      (0.66)      (0.84)      (0.56)      (0.06)
------------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment
 income                                           --           --          --       (0.08)         --          --
==================================================================================================================
Total dividends and distributions to
 shareholders                                  (0.63)       (1.19)      (1.21)      (1.21)      (1.04)      (1.42)
==================================================================================================================
Net increase in net asset value resulting
 from repurchase of common stock                  --           --        0.01        0.13        0.13        0.02
==================================================================================================================
Net asset value, end of period                $13.39       $12.15      $11.99      $11.92      $12.56      $13.55
==================================================================================================================
Market value, end of period                   $14.55       $12.84      $11.40      $10.13      $10.00      $11.75
==================================================================================================================
Total investment return1                       18.60%       24.39%      25.34%      13.75%      (6.41)%     10.66%
==================================================================================================================
Ratios/Supplemental Data:
Net assets, end of period (000's)           $244,499     $221,928    $218,962    $219,674    $247,915    $286,495
------------------------------------------------------------------------------------------------------------------
Expenses to average net assets                  1.19%*       1.18%       1.19%       1.19%       1.17%       1.16%
------------------------------------------------------------------------------------------------------------------
Net investment income to average net
 assets                                         4.24%*       4.37%       5.94%       6.89%       6.21%       6.82%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           27%          51%         29%         53%         58%        120%
==================================================================================================================

*     Annualized.

@     Calculated using average monthly shares outstanding for the year.

1 Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each year reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions or the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the sale of Fund shares, and has not been annualized for a period of less than one year.

2 The actual sources of the Fund's fiscal year 2003 dividends/distributions may be net investment income, net realized capital gains, return of capital or a combination of the foregoing and may be subject to retroactive recharacterization at the end of the Fund's fiscal year based on tax regulations. Shareholders will be informed of the tax characteristics of dividends/distributions after the close of the 2003 fiscal year.

+ As required, effective as of December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premiums on debt securities for financial statement reporting purposes only. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.06, increase net realized and unrealized gains from investment and foreign currency activities per share by $0.06, and decrease the ratio of net investment income to average net assets from 4.82% to 4.37%. Per share ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.


--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

General Information (unaudited)

The Fund

Strategic Global Income Fund, Inc. (the "Fund") is a non-diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's primary investment objective is to achieve a high level of current income. As a secondary objective, the Fund seeks capital appreciation, to the extent consistent with its primary objective. The Fund's invest-ment advisor and administrator is UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, which had over $72.1 billion in assets under management as of June 30, 2003.

Shareholder Information

The Fund's NYSE trading symbol is "SGL." Comparative net asset value and market price information about the Fund is published weekly in The Wall Street Journal, The New York Times and Barron's, as well as in numerous other publications.

An annual meeting of shareholders of the Fund was held on March 20, 2003. At the meeting, Margo N. Alexander, Richard Q. Armstrong, David J. Beaubien, E. Garrett Bewkes, Jr., Richard R. Burt, Meyer Feldberg, George W. Gowen, William W. Hewitt, Jr., Morton L. Janklow, Frederic V. Malek, Carl W. Schafer and William
D. White were elected to serve as directors until the next annual meeting of shareholders or until his or her successor is elected and qualified or until he or she resigns or is otherwise removed. The shares were voted as indicated below:

                                                                                      Shares
                                                              Shares                 Withhold
To vote for or withhold authority in the election of:        Voted For               Authority
=================================================================================================
Margo N. Alexander                                        17,054,794.9119            265,508.0000
-------------------------------------------------------------------------------------------------
Richard Q. Armstrong                                      17,073,349.8375            246,953.0744
-------------------------------------------------------------------------------------------------
David J. Beaubien                                         17,082,283.8375            238,019.0744
-------------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr.                                    17,023,461.7792            296,841.1327
-------------------------------------------------------------------------------------------------
Richard R. Burt                                           17,042,880.8375            277,422.0744
-------------------------------------------------------------------------------------------------
Meyer Feldberg                                            17,058,606.9119            261,696.0000
-------------------------------------------------------------------------------------------------
George W. Gowen                                           17,038,084.8375            282,218.0744
-------------------------------------------------------------------------------------------------
William W. Hewitt, Jr.                                    16,993,883.8375            326,419.0744
-------------------------------------------------------------------------------------------------
Morton L. Janklow                                         16,963,255.8536            357,047.0583
-------------------------------------------------------------------------------------------------
Frederic V. Malek                                         17,003,148.9119            317,154.0000
-------------------------------------------------------------------------------------------------
Carl W. Schafer                                           17,059,755.8375            260,547.0744
-------------------------------------------------------------------------------------------------
William D. White                                          17,081,812.8375            238,490.0744
=================================================================================================

Broker non-votes amounted to 938,524.6361 shares.

Messrs. Bewkes, Gowen, Hewitt and Janklow left the Fund's board effective June 30, 2003, pursuant to the Fund's retirement policy. Brian M. Storms was appointed a director and chairman of the Fund's board effective as of that date.


--------------------------------------------------------------------------------
20

Strategic Global Income Fund, Inc.

General Information (unaudited)

Dividend Reinvestment Plan

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares, unless such shareholders elect to receive cash. Shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on that share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share at the time of the purchase. Investors should consider whether continued participation in the dividend reinvestment plan is appropriate for them when the Fund's market price exceeds its net asset value; a portion of a dividend may represent a return of capital, which would be reinvested in the Fund at a premium to net asset value. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions are paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.


--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

General Information (unaudited)

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan may also be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331-1710.

Distribution Policy

Effective January 2000, the Board revised the Fund's managed distribution policy to make regular monthly distributions at an annualized rate equal to 10% of the Fund's net asset value, as determined as of the last trading day during the first week of the month (usually a Friday, unless the NYSE is closed that Friday). Prior to January 2000, the Fund's managed distribution was 8% of the Fund's net asset value as determined as of the last trading day during the first week of the month. Prior to May 13, 1998, the Fund's distributions varied based on the Fund's net investment income and realized capital gains or losses.

To the extent that the Fund's taxable income in any fiscal year exceeds the aggregate amount distributed based on a fixed percentage of its net asset value, the Fund would distribute the excess after the end of the fiscal year. If the aggregate amount distributed by the Fund (based on a fixed percentage of its net asset value) exceeds its current and accumulated earnings and profits, the amount of that excess would constitute a return of capital or net realized capital gains for tax purposes.

Monthly distributions based on a fixed percentage of the Fund's net asset value may require the Fund to make multiple distributions of long-term capital gains during a single fiscal year. The Fund has received exemptive relief from the Securities and Exchange Commission that enables it to do so. The Board will annually reassess the annualized percentage of net assets at which the Fund's monthly distributions will be made.


--------------------------------------------------------------------------------
22

Directors

Brian M. Storms                    Frederic V. Malek
Chairman
                                   Carl W. Schafer
Margo N. Alexander
                                   William D. White
Richard Q. Armstrong

David J. Beaubien

Richard R. Burt

Meyer Feldberg


Principal Officers

Joseph A. Varnas                   Stuart Waugh
President                          Vice President

Amy R. Doberman                    W. Douglas Beck
Vice President and Secretary       Vice President

Paul H. Schubert
Vice President and Treasurer


Investment Advisor and Administrator

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

(C)2003 UBS Global Asset Management (US) Inc. All rights reserved.

[LOGO] UBS Global Asset                                            -------------
           Management                                                Presorted
       51 West 52nd Street                                            Standard
       New York, NY 10019-6114                                      U.S. Postage
                                                                        PAID
                                                                   Smithtown, NY
                                                                     Permit 700
                                                                   -------------

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 6. [Reserved by SEC for future use. ]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed - End Management Investment Companies.

Form N-CSR disclosure requirement does not apply to this semi-annual report filing.

Item 8. [Reserved by SEC for future use. ]

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Form N-CSR disclosure requirement not yet effective with respect to the registrant.

(b)(1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

   (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STRATEGIC GLOBAL INCOME FUND, INC.


By:/s/ Joseph A. Varnas
   --------------------------------
   Joseph A. Varnas
   President

Date: August 7, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:/s/ Joseph A. Varnas
   --------------------------------
   Joseph A. Varnas
   President

Date: August 7, 2003


By:/s/ Paul H. Schubert
   --------------------------------
   Paul H. Schubert
   Treasurer

Date: August 7, 2003